Employee and Retiree Benefits (Postretirement Benefit Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Interest cost	$ 327	$ 1,382	$ 1,540
Service cost	108	427	393
Amortization of prior service benfit	(7,736)	(5,538)	(5,650)
Amortization of net actuarial loss	1,612	1,465	1,077
Net periodic postretirement benefit income	$ (5,689)	$ (2,264)	$ (2,640)